PROVISIONS AND CONTINGENT LIABILITIES - Probable losses roll-forward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in provision for contingencies
Balance at beginning of period	R$ 25,246,426
Constitution of provisions	17,453,169	R$ 17,561,611
Balance at ending of period	25,830,640	25,246,426
Judicial executions loan amount paid	3,125,215
Provision for Contingencies
Changes in provision for contingencies
Balance at beginning of period	25,246,426
Constitution of provisions	4,897,638
Reversals of provisions	(1,213,524)
Restatement	872,880
Judicial deposits	(677,714)
Write offs	(47,484)
Payments	(3,247,582)
Balance at ending of period	R$ 25,830,640	R$ 25,246,426